Long Term Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term liabilities	770,826	332,716
Less: current portion	(1,768)	(1,624)
Long-term liabilities (note 9)	769,058	331,092
Algonquin Power Co
Debt Instrument [Line Items]
Revolving credit, outstanding	27,074
Long-term liabilities	372,792
Algonquin Power Co | 4.82% Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	149,910
Unsecured note, outstanding amount	149,910
Algonquin Power Co | 5.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	134,807	134,778
Unsecured note, outstanding amount	134,807	134,778
Algonquin Power Co | 10.2% Senior Debt Long Sault Rapids
Debt Instrument [Line Items]
Senior note, outstanding amount	38,136	39,033
Algonquin Power Co | 2.29% and 2.05% Sanger Bonds
Debt Instrument [Line Items]
Bonds, outstanding	19,102	19,526
Algonquin Power Co | 11.6% Senior Debt Chute Ford
Debt Instrument [Line Items]
Senior note, outstanding amount	3,763	4,072
Liberty Utilities
Debt Instrument [Line Items]
Revolving credit, outstanding	27,360
Long-term liabilities	398,034
Liberty Utilities | Liberty Utilities Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	223,852
Unsecured note, outstanding amount	223,852
Liberty Utilities | California Pacific Electric Company, LLC, Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	69,643	71,190
Unsecured note, outstanding amount	69,643	71,190
Liberty Utilities | Liberty Water Co, Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	49,745	50,850
Unsecured note, outstanding amount	49,745	50,850
Liberty Utilities | Granite State, Senior Unsecured Long-term Notes
Debt Instrument [Line Items]
Unsecured note, outstanding amount	14,924
Unsecured note, outstanding amount	14,924
Liberty Utilities | Litchfield Park Service Company Bonds
Debt Instrument [Line Items]
Bonds, outstanding	11,269	11,868
Liberty Utilities | Bella Vista Water Loans
Debt Instrument [Line Items]
Loans outstanding	1,241	1,399